Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings (loss)		$ (435)	$ 5,416	$ 2,591
Non-cash items
Depletion, depreciation and amortization		6,046	5,546	5,161
Share-based compensation		(82)	223	(146)
Asset retirement obligation accretion		205	190	186
Unrealized risk management (gain) loss		(39)	13	(35)
Unrealized foreign exchange (gain) loss		(116)	(548)	706
Realized foreign exchange gain on settlement of cross currency swaps		(166)	0	0
Realized foreign exchange loss on repayment of US dollar debt securities		0	0	146
Gain on acquisition, disposition and revaluation		(217)	0	(452)
Loss from investments		185	321	374
Deferred income tax (recovery) expense		(181)	(894)	557
Other		(71)	(109)	(23)
Abandonment expenditures		(249)	(296)	(290)
Net change in non-cash working capital		(166)	(1,033)	1,346
Cash flows from operating activities		4,714	8,829	10,121
Financing activities
Issue (repayment) of bank credit facilities and commercial paper, net		338	2,025	(1,595)
Repayment of medium-term notes		(1,100)	(1,000)	0
Issue (repayment) of US dollar debt securities		1,481	0	(1,236)
Settlement of Painted Pony long-term debt		(397)	0	0
Proceeds on settlement of cross currency swaps		166	0	0
Payment of lease liabilities		(225)	(237)
Issue of common shares on exercise of stock options		108	360	332
Dividends on common shares		(1,950)	(1,743)	(1,562)
Purchase of common shares under Normal Course Issuer Bid		(271)	(941)	(1,282)
Cash flows used in financing activities		(1,850)	(1,536)	(5,343)
Investing activities
Net expenditures on exploration and evaluation assets		(5)	(73)	(266)
Net expenditures on property, plant and equipment		(2,555)	(3,535)	(4,175)
Repayment of NWRP subordinated debt advances		124	0	0
Investment in other long-term assets		0	0	(28)
Net change in non-cash working capital		(383)	(235)	(345)
Cash flows used in investing activities		(2,819)	(7,255)	(4,814)
Increase (decrease) in cash and cash equivalents		45	38	(36)
Cash and cash equivalents – beginning of year		139	101	137
Cash and cash equivalents – end of year		184	139	101
Supplemental Cash Flow Information [Abstract]
Interest paid on long-term debt, net		745	865	911
Income taxes (received) paid		(29)	445	(225)
Devon
Investing activities
Acquisition of Devon assets	[1]	$ 0	(3,412)	$ 0
Supplemental Cash Flow Information [Abstract]
Other working capital			$ 195

[1]	The acquisition of assets from Devon Canada Corporation ("Devon") in 2019 includes net working capital and other long-term assets of $195 million (note 7).